UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 14, 2011
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  246,296
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Albemarle               COM          012653101   3788429            93773SH      SOLE           93773        0         0
Big Lots                COM          089302103   4670076           134082SH      SOLE          134082        0         0
Brandywine Realty T     COM           105368203      713               89SH      SOLE            89          0         0
CIT Group               COM           125581801  6241946           205530SH      SOLE          205530        0         0
CareFusion Corporat     COM          14170T101   7584797           316693SH      SOLE          316693        0         0
Carter's                COM           146229109 11289294           369656SH      SOLE          369656        0         0
Chart Industries        COM          16115Q308   7789929           184683SH      SOLE          184683        0         0
Covanta Holdings        COM          22282E102   7197827           473853SH      SOLE          473853        0         0
Euronet Worldwide       COM           298736109  4230440           268770SH      SOLE          268770        0         0
General Cable           COM           369300108  6520207           279238SH      SOLE          279238        0         0
Global Payments         COM          37940X102   8270458           204765SH      SOLE          204765        0         0
HCC Insurance Holdi     COM           404132102  9825561           363237SH      SOLE          363237        0         0
Hexcel                  COM           428291108  9600377           433230SH      SOLE          433230        0         0
Host Hotels & Resor     COM          44107P104   7429135           679080SH      SOLE          679080        0         0
IDEX Corporation        COM          45167R104   6474300           207776SH      SOLE          207776        0         0
Jacobs Engineering      COM           469814107  8958957           277453SH      SOLE          277453        0         0
Key Energy Services     COM           492914106  7371386           776753SH      SOLE          776753        0         0
Kinder Morgan Energ     COM           494550106  3423718            50069SH      SOLE           50069        0         0
Kinder Morgan Manag     COM          49455U100   5318378            90618SH      SOLE           90618        0         0
Kroger                  COM           501044101  9532199           434071SH      SOLE          434071        0         0
Neustar                 COM          64126X201  12469088           495986SH      SOLE          495986        0         0
PVH Corp                COM           693656100  6552990           112517SH      SOLE          112517        0         0
PartnerRe               COM          G6852T105   7435251           142247SH      SOLE          142247        0         0
Pioneer Natural Res     COM           723787107  7672070           116650SH      SOLE          116650        0         0
Reliance Steel & Al     COM           759509102  7436831           218666SH      SOLE          218666        0         0
Roper Industries        COM           776696106  4937539            71652SH      SOLE           71652        0         0
Ross Stores             COM           778296103 10811140           137389SH      SOLE          137389        0         0
SEI Investments         COM           784117103  6325871           411305SH      SOLE          411305        0         0
Southern Union Co.      COM           844030106  9404897           231819SH      SOLE          231819        0         0
Valeant Pharma Int'     COM          91911K102   9585386           258227SH      SOLE          258227        0         0
Wabtec                  COM           929740108  7319429           138442SH      SOLE          138442        0         0
Waddell & Reed Fina     COM           930059100  7817401           312571SH      SOLE          312571        0         0
Weatherford Interna     COM          H27013103   5074366           415591SH      SOLE          415591        0         0
Western Union           COM           959802109  7935556           519003SH      SOLE          519003        0         0

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